Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Other Intangible Assets

	Computer	Licences,	Amortised	Indefinite life
	software	patents, etc.	brands	brands	Total
	£m	£m	£m	£m	£m
Cost at 1 January 2016	2,028	13,394	387	8,074	23,883
Exchange adjustments	137	1,139	20	1,320	2,616
Capitalised development costs	—	219	21	—	240
Capitalised borrowing costs	4	—	—	—	4
Additions through business combinations	—	102	—	—	102
Other additions	238	349	—	—	587
Disposals and asset write-offs	(389)	(21)	(1)	(7)	(418)
Transfer to assets held for sale	(1)	(39)	—	(12)	(52)
Reclassifications	139	—	—	—	139

Cost at 31 December 2016	2,156	15,143	427	9,375	27,101
Exchange adjustments	(37)	(215)	(4)	(272)	(528)
Capitalised development costs	—	251	—	—	251
Capitalised borrowing costs	2	3	—	—	5
Other additions	233	221	—	—	454
Disposals and asset write-offs	(217)	(38)	—	—	(255)
Transfer to assets held for sale	(1)	(90)	—	(44)	(135)
Reclassifications	38	—	66	(66)	38

Cost at 31 December 2017	2,174	15,275	489	8,993	26,931

Amortisation at 1 January 2016	(1,294)	(4,030)	(133)	—	(5,457)
Exchange adjustments	(92)	(410)	(5)	—	(507)
Charge for the year	(152)	(553)	(91)	—	(796)
Disposals and asset write-offs	353	—	5	—	358
Transfer to assets held for sale	1	10	—	—	11

Amortisation at 31 December 2016	(1,184)	(4,983)	(224)	—	(6,391)
Exchange adjustments	25	141	—	—	166
Charge for the year	(163)	(761)	(10)	—	(934)
Disposals and asset write-offs	210	25	—	—	235
Transfer to assets held for sale	1	25	—	—	26

Amortisation at 31 December 2017	(1,111)	(5,553)	(234)	—	(6,898)

Impairment at 1 January 2016	(39)	(1,439)	(154)	(122)	(1,754)
Exchange adjustments	(3)	(266)	—	(3)	(272)
Impairment losses	(2)	(15)	—	(5)	(22)
Disposals and asset write-offs	35	40	11	—	86
Transfer to assets held for sale	—	28	—	—	28

Impairment at 31 December 2016	(9)	(1,652)	(143)	(130)	(1,934)
Exchange adjustments	—	110	—	3	113
Impairment losses	(2)	(546)	—	(132)	(680)
Disposals and asset write-offs	2	5	—	—	7
Transfer to assets held for sale	—	19	—	4	23

Impairment at 31 December 2017	(9)	(2,064)	(143)	(255)	(2,471)

Total amortisation and impairment at 31 December 2016	(1,193)	(6,635)	(367)	(130)	(8,325)
Total amortisation and impairment at 31 December 2017	(1,120)	(7,617)	(377)	(255)	(9,369)

Net book value at 1 January 2016	695	7,925	100	7,952	16,672

Net book value at 31 December 2016	963	8,508	60	9,245	18,776

Net book value at 31 December 2017	1,054	7,658	112	8,738	17,562

Schedule of Amortisation and Impairment Losses, Net of Reversals

Amortisation and impairment losses, net of reversals, have been charged in the income statement as follows:

	Amortisation		Net impairment losses
	2017	2016	2017	2016
	£m	£m	£m	£m
Cost of sales	578	582	400	7
Selling, general and administration	116	95	2	2
Research and development	240	119	278	13

	934	796	680	22

Summary of Book Values of Largest Individual Items

Licences, patents, etc. includes a large number of acquired licences, patents, know-how agreements and marketing rights, which are either marketed or in use, or still in development. Note 38, ‘Acquisitions and disposals’ gives details of additions through business combinations in the year. The book values of the largest individual items are as follows:

	2017	2016
	£m	£m
Meningitis portfolio	2,450	2,511
dolutegravir	1,389	1,487
Benlysta	965	1,019
Fluarix/FluLaval	321	380
HIV assets acquired from BMS	277	277
Selzentry	162	188
Okairos technology platform	202	173
Others	1,892	2,473

	7,658	8,508

Summary of Book Values of Major Brands

Indefinite life brands comprise a portfolio of Consumer Healthcare products primarily acquired with the acquisitions of Sterling Winthrop, Inc. in 1994, Block Drug Company, Inc. in 2001, CNS, Inc. in 2006 and the Novartis Consumer Healthcare business in 2015, together with a number of pharmaceutical brands from the acquisition of Stiefel Laboratories, Inc. in 2009. The book values of the major brands are as follows:

	2017	2016
	£m	£m
Voltaren	2,716	2,847
Otrivin	1,380	1,447
Fenistil	648	680
Theraflu	441	462
Panadol	386	354
Sensodyne	265	243
Lamisil	289	304
Breathe Right	236	199
Stiefel trade name	228	211
Excedrin	185	194
Physiogel	166	166
Polident	112	103
Others	1,686	2,035

	8,738	9,245